STOCKHOLDERS’ EQUITY	6 Months Ended
Feb. 28, 2025
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 8 – STOCKHOLDERS’ EQUITY

Stockholders’ Equity

We are authorized to issue 500,000,000 shares of Common Stock with a par value of $0.0001 per share, and 20,000,000 shares of preferred stock with a par value of $0.0001 per share. As of February 28, 2025, and August 31, 2024, there were 39,667,607 and 49,665,649 shares of common stock outstanding, respectively.

Series A Convertible Preferred Stock

As of February 28, 2025 and August 31, 2024, our board of directors had authorized the issuance of one series of preferred stock, the Series A Convertible Preferred Stock (the “Series A Preferred”), for 500,000 shares, of which 453,966 shares had been issued. The Series A Preferred has the following rights:

Dividends: Each share of Series A Preferred is entitled to receive non-cumulative dividends equal to the amount of dividends that the holder of such share would have received if such share of Series A Preferred were converted into shares of common stock immediately prior to the record date of the dividend declared on the common stock.

Liquidation Preference: The Series A Preferred Stock is entitled to receive, prior to any distribution to any junior class of securities, an amount equal to $10 per share, plus any accrued but unpaid dividends, as a liquidation preference before any distribution may be made to the holders of any junior security, including the common stock.

Voting Rights: Each holder of Series A Preferred Stock shall vote with holders of the common stock upon any matter submitted to a vote of shareholders, in which event it shall have the number of votes equal to the number of shares of common stock into which such share of Series A Preferred Stock would be convertible on the record date for the vote or consent of shareholders. Each holder of Series A Preferred Stock shall also be entitled to one vote per share on each submitted to a class vote of the holders of Series A Preferred Stock.

Directors: The Series A Preferred Stock has the exclusive right to nominate and vote on two (2) members of the board of directors.

Voluntary Conversion Rights: Each share of Series A Preferred Stock is convertible into that number of shares of common stock equal to the liquidation preference of the Series A Preferred divided by a conversion price of $0.20 per share.

Rank: The Series A Preferred ranks senior to the common stock and any other class or series of preferred stock that may be authorized.

Redemption by Company: We may redeem all of the Series A Preferred at any time on twenty days notice by payment of the liquidation preference of the Series A Preferred.

Redemption by the Holders: Any holder of Series A Preferred may request that some or all of its Series A Preferred be redeemed to the extent of 30% of our liquid net assets of exceed $2 million. To the extent any holder requests redemption under this provision, we are required to send a notice to all other Series A Preferred holders, who will be entitled to request redemption of some or all of their shares as well. Each holder is required to redeem at least the lesser of 10,000 shares or the number of shares of Series A Preferred held by the holder.

Redemption on Fundamental Transaction: In the event we engage in a fundamental transaction, a majority of the holders of Series A Preferred may require us to redeem all of the Series A Preferred at the closing of the transaction.

Right to Participate in Future Fundings: Each holder of Series A Preferred has the right to participate in future capital raising transactions to the extent of our proportionate ownership, on an as converted basis. The right extents to any issuance of common or preferred stock or debt securities convertible into common or preferred stock, except for certain exempted transactions.

Anti-Dilution Protection: The conversion price of the Series A Preferred is subject to reduction to the extent we issue shares of common stock at a purchase price less than the then current conversion price, (ii) debt or equity securities convertible into common stock at a conversion price less than the then current conversion price, (iii) options or warrants exercisable for common stock at an exercise price less than the then current conversion price, or (iv) options or warrants to purchase convertible debt or equity securities, where the combined exercise and conversion prices would enable the holder to acquire shares of common stock for less than the then current conversion price.

During the six months ended February 28, 2025, we issued 2,500 shares of Series B Preferred. The liquidation value of each shares of $1,000 is convertible into common stock at $0.20 per share. The issuance of the Series B Preferred with a conversion price of $0.20 per share resulted in the conversion price of the Series A Preferred being automatically lowered to $0.20 per share from $0.575 per share. The reduction of the conversion price of the Series A Preferred resulted in the holders thereof being entitled to an additional 14,803,239 shares of common stock if all of the Series A Preferred were converted into common stock. As a result, we recorded a deemed dividend charge of $2,960,648 for the value of the extra shares issuable under the Series A Preferred, which were valued at $0.20 per share.

Series B Convertible Preferred Stock

On November 4, 2024, we approved a Certificate of Designations, Rights and Preferences of Series B Convertible Preferred Stock (the “Certificate of Designation”) with the Delaware Secretary of State, which authorized the creation and issuance of up to 3,000 shares of Series B Convertible Preferred Stock (the “Series B Preferred”). Under the Certificate of Designation, the Series B Preferred has the following rights:

Dividends: Each share of Series B Preferred is entitled to receive non-cumulative dividends equal to the amount of dividends that the holder of such share would have received if such share of Series B Preferred were converted into shares of common stock immediately prior to the record date of the dividend declared on the common stock.

Liquidation Preference: The Series B Preferred Stock is entitled to receive, prior to any distribution to any junior class of securities, an amount equal to $1,000 per share, plus any accrued but unpaid dividends, as a liquidation preference before any distribution may be made to the holders of any junior security, including the common stock.

Voting Rights: Each holder of Series B Preferred Stock shall vote with holders of the common stock upon any matter submitted to a vote of shareholders, in which event it shall have the number of votes equal to the number of shares of common stock into which such share of Series B Preferred Stock would be convertible on the record date for the vote or consent of shareholders. Each holder of Series B Preferred Stock shall also be entitled to one vote per share on each submitted to a class vote of the holders of Series B Preferred Stock.

Voluntary Conversion Rights: Each share of Series B Preferred Stock is convertible into that number of shares of common stock equal to the liquidation preference of the Series B Preferred divided by a conversion price of $0.20 per share.

Rank: The Series B Preferred ranks senior to the common stock and any other class or series of preferred stock that may be authorized, but ranks junior to the Series A Convertible Preferred Stock.

Redemption by Company: We may redeem all of the Series B Preferred at any time on twenty days notice by payment of the liquidation preference of the Series B Preferred.

Redemption by the Holders: The holders of the Series B Preferred shall not have the right to compel us to redeem their Series B Preferred unless we are in default under the terms of the Certificate of Designation.

Redemption on Fundamental Transaction: In the event we engage in a fundamental transaction, we shall be obligated to redeem all of the Series B Preferred at the closing of the transaction, provided that holders of the Series B Preferred shall be entitled to convert their shares of Series B Preferred into common stock in lieu of having them redeemed.

Right to Participate in Future Fundings: Each holder of Series B Preferred has the right to participate in future capital-raising transactions to the extent of its proportionate ownership of us on an as converted basis. The right extents to any issuance of common or preferred stock or debt securities convertible into common or preferred stock, except for certain exempted transactions.

Anti-Dilution Protection: The conversion price of the Series B Preferred is subject to reduction to the extent we issue shares of common stock at a purchase price less than the then current conversion price, (ii) debt or equity securities convertible into common stock at a conversion price less than the then current conversion price, (iii) options or warrants exercisable for common stock at an exercise price less than the then current conversion price, or (iv) options or warrants to purchase convertible debt or equity securities, where the combined exercise and conversion prices would enable the holder to acquire shares of common stock for less than the then current conversion price.

In November 2024, we issued 2,500 shares of Series B Preferred to IDI in consideration for 11,500,000 shares of common stock owned by IDI and a cash investment of $200,000. These 11,500,000 common shares were retired and are no longer outstanding.

Issuance of Shares

During the six months ended February 28, 2025, we issued the following shares.

•	500,0000 shares were issued to each of two officers, for a total of 1,000,000 shares, as part of their compensation for fiscal 2025 officer services. These shares were valued at $0.289 each and are being amortized to expense quarterly on a pro rata basis. The price of $0.289 is based upon a price indicated by a recent valuation study performed on our common stock by a third party valuation firm.

•	255,000 common shares were issued to various service providers in lieu of cash. These shares were valued at $0.289 each and are being amortized to expense quarterly on a pro rata basis. The price of $0.289 is based upon a price indicated by a recent valuation study performed on our common stock by a third party valuation firm.

We estimate the fair value of stock-based compensation based on the grant-date fair value of the award (with limited exceptions). That cost will be recognized over the period during which an employee is required to provide service in exchange for the award - the requisite service period (usually the vesting period). We attribute compensation to expense using the straight-line method. Since our common stock is thinly traded, we previously utilized the value, or an estimate thereof, paid by third parties for common stock in arms-length transactions. However, since no stock transactions have occurred since 2022, we engaged an accredited third party valuation firm to estimate the fair market value of our common stock. As a result of their findings, the fair market value of our common stock was reduced from $0.44 to $0.289 for all stock issuances subsequent to August 31, 2024.

Vesting of Shares

Of our outstanding shares at February 28, 2025, 2,707,208 were issued as compensation to a former officer, and do not vest unless the officer is still acting as a consultant to us as of December 31, 2028. We amortize the value of these share prorata during the vesting period under the assumption that shares will vest. If the vesting condition is not satisfied, all of the shares will be forfeited by the former officer.

In August 2023, we issued 150,000 shares of common stock to Lori Love as a signing bonus for joining our board of directors. Under the terms of the issuance, the shares vested at the rate of 10,000 per month for 15 months to the extent Ms. Love was still a board member at each vesting date. All of the shares became fully vested in November 2024.

On August 31, 2022, we issued 150,000 shares of Series A Convertible Preferred Stock to Jonathan Bates as compensation for officer services. Under the terms of the issuance, the shares were to vest in full on January 15, 2025 if Mr. Bates was still employed by us at that time. In November 2024, we agreed with Mr. Bates to vest the shares immediately upon payment of $25,000 cash to us, which Mr. Bates did in that month.

On August 23, 2022, we issued 850,000 shares each to Raymond Mow and Erik Nelson as compensation for officer services. Under the terms of the issuance, the shares were to vest in full on January 15, 2025 if the officer was still employed by us at that time. All of the shares vested in full on the scheduled vesting date of January 15, 2025.

Public Offering of Common Stock

On January 21, 2025, we filed a registration statement on Form S-1 to register an indeterminate number of shares of our common stock in a public offering to be led by ThinkEquity LLC as lead underwriter. The public offering is being pursued in order to raise capital to fund the growth of our business and to achieve a listing of our common stock on a national securities exchange.

Reverse Stock Split

On December 16, 2024, our board of directors and a majority of our shareholders approved a resolution to authorize our board of directors to effect a reverse split of our common stock in the range of 1-for-5 through 1-for-30, in the discretion of the board. The resolution became effective in January 2024 pursuant to SEC Rule 14c-2 20 days after we mailed an information statement relating to the resolution to our shareholders.

The reverse split will become effective by filing an amendment to our certificate of incorporation. Our board will not set the ratio of the reverse split or file the amendment to effect the reverse split unless we have received preliminary approval to list our common stock on a national securities exchange. A reverse split is necessary to enable us to meet the initial minimum share price requirements of any national securities exchange. We will not issue any fractional shares as a result of the reverse split. Instead, shareholders will receive cash equal to the market value of their fractional shares. If the board does not exercise its authority to effect the reverse split within 12 months of the date shareholders approved the reverse split, the board’s authority to effect the reverse split shall lapse.

Warrants

As of February 28, 2025, we had the following warrants outstanding:

Class	Amount Outstanding	Exercise Price	Expiration Date
Class C-3 Warrants	25,600	$1.25	June 27, 2027
Total	25,600